Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 796,203	¥ 799,121
Less: accumulated amortization	(106,534)	(53,270)
Intangible assets, net	689,669	745,851
Trademark
Finite Lived Intangible Assets [Line Items]
Total cost	618,893	625,715
Software
Finite Lived Intangible Assets [Line Items]
Total cost	40,301	32,942
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Total cost	88,138	90,479
Technique
Finite Lived Intangible Assets [Line Items]
Total cost	41,971	43,085
Non-complete
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 6,900	¥ 6,900